Loans Receivable, Net - Activity in Allowance for Loan Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable, Net
Loans receivable, Beginning balance	¥ (74,059)	¥ 79,510
Provisions	29,014	7,353
Reversal		(6,077)
Write off	(23,503)	(6,727)
Loans receivable, Ending balance	¥ 79,570	¥ (74,059)